Investment Objectives and Goals	Feb. 17, 2026
GSR DIGITAL ASSET TREASURY COMPANIES ETF
Prospectus [Line Items]
Risk/Return [Heading]	GSR DIGITAL ASSET TREASURY COMPANIES ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The GSR Digital Asset Treasury Companies ETF (the “Fund”) seeks to provide total return by investing in equity securities of companies that hold digital assets in their corporate treasury (“Digital Asset Treasury Companies”).

GSR CRYPTO CORE3 ETF
Prospectus [Line Items]
Risk/Return [Heading]	GSR CRYPTO CORE3 ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The GSR Crypto Core3 ETF (the “Fund”) seeks capital appreciation and current income.